February 26, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:  Rule 24f-2 Notice for Prudential Structured
          Maturity Fund, Inc. (File No. 811-5594)


     On behalf of Prudential Structured Maturity Fund, Inc., enclosed for filing under the Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system.
     Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very truly yours,




                                   /s/ Deborah A. Docs
                                   Deborah A. Docs
                                   Assistant Secretary


Enclosures










            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name  and  address  of  issuer:  Prudential  Structured
          Maturity Fund, Inc., Gateway Center Three, Newark,  New
          Jersey 07102.

     2.   Name  of  each series or class of funds for which  this
          notice  is  filed:   The Fund offers  four  classes  of
          shares  designated Class A, Class B, Class C and  Class
          Z.

     3.   Investment Company Act File Number: 811-5594.
          Securities Act File Number: 33-22363.

     4.   Last day of fiscal year for which this notice is filed:
          December 31, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                  [ ]

     6.   Date  of termination of issuer's declaration under Rule
          24f-2(a)(1), if applicable (see instruction A.6): N/A

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 864,110/$9,928,629.

     8.   Number  and amount of securities registered during  the
          fiscal   year  other  than  pursuant  to  Rule   24f-2:
          2,368,832/$28,473,361

     9. Number and aggregate sale price of securities sold during the fiscal year: 2,292,425/$26,277,338

   10.    Number  and  aggregate sale price  of  securities  sold
          during   the  fiscal year in reliance upon registration
          pursuant to  Rule 24f-2: 2,292,425/$26,277,338


    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
          (see instruction B.7): 686,019/$7,793,568

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance   on   Rule   24f-2   (from   item   10):
$26,277,338
        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):    +$7,793,568
       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                       -$65,962,166
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to Rule 24e-2
              (if applicable):                         +0
         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                         $0
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x 1/3300
       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $0

Instructions:  Issuers  should complete lines (ii),  (iii),  (iv)
               and (v) only if the form is being filed within  60
               days  after the close of the issuer's fiscal year.
               See Instruction C.3.

      13.    Check  box  if  fees  are  being  remitted  to   the
Commission's              lockbox  depository  as  described   in
section  3a  of the               Commission's Rules of  Informal
and Other Procedures                (17 CFR 202.3a).
                                              [ ]

           Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                        /s/    S.    Jane    Rose
By: (S. Jane Rose, Secretary)

 Date: February 26, 1997